ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details)		Dec. 31, 2024 USD ($) $ / $ $ / €	Dec. 31, 2024 ARS ($) $ / $ $ / €	Dec. 31, 2024 EUR (€) $ / $ $ / €	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 EUR (€)	Dec. 10, 2023 $ / $	Dec. 09, 2023 $ / $
CURRENT ASSETS [Abstract]
Total current assets			$ 964,417,675,000			$ 839,677,526,000
NON-CURRENT ASSETS [Abstract]
Total non-current assets			421,894,000			233,454,621,000
Total assets			964,839,569,000			1,073,132,147,000
CURRENT LIABILITIES [Abstract]
Total current liabilities			171,463,582,000			233,659,072,000
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities			501,713,249,000			895,185,496,000
TOTAL LIABILITIES			673,176,831,000			$ 1,128,844,568,000
Exchange rate (in Ps. per dollars)		1,032,000				808,450		800	366
Public and private debt bonds			187,163,063,000
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			76,722,524,000			$ 90,857,949,000
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			78,396,382,000			131,893,312,000
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities			$ 501,713,249,000			895,185,496,000
Euro [Member]
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	1,074.31	1,074.31	1,074.31
Euro [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 0	€ 0		124,746,000	€ 64,000
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets			59,973,684,000			14,370,655,000
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets			271,609,495,000			229,365,109,000
NON-CURRENT ASSETS [Abstract]
Total non-current assets						233,423,075,000
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets			156,016,473,000			110,627,111,000
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets			11,862,574,000			11,597,494,000
NON-CURRENT ASSETS [Abstract]
Total non-current assets			421,894,000			31,546,000
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 705,936,000	726,408,371,000		$ 413,973,000	725,925,681,000
NON-CURRENT ASSETS [Abstract]
Total non-current assets		0	0		133,082,000	233,423,075,000
Total assets		705,936,000	726,408,371,000		547,055,000	959,348,756,000
Foreign Currency [Member] | U.S. Dollars [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		113,475,000	117,106,702,000		113,939,000	200,590,424,000
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		486,156,000	501,713,249,000		508,481,000	895,185,496,000
TOTAL LIABILITIES		599,631,000	618,819,951,000		622,420,000	1,095,775,920,000
Foreign Currency [Member] | U.S. Dollars [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 37,510,000	$ 38,710,320,000		39,092,000	68,821,858,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,032	1,032	1,032
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 75,965,000	$ 78,396,382,000		74,847,000	131,768,566,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,032	1,032	1,032
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 486,156,000	$ 501,713,249,000		508,481,000	895,185,496,000
Exchange rate (in Ps. per dollars) | $ / $	[1]	1,032	1,032	1,032
Foreign Currency [Member] | Euro [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 853,002,000	€ 794,000		2,669,294,000	1,370,000
NON CURRENT LIABILITIES [Abstract]
TOTAL LIABILITIES			853,002,000	794,000		2,669,294,000	1,370,000
Foreign Currency [Member] | Euro [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities			$ 853,002,000	€ 794,000		2,544,548,000	€ 1,306,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	1,074.31	1,074.31	1,074.31
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 40,373,000	$ 41,543,946,000		5,607,000	9,834,064,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,029	1,029	1,029
Foreign Currency [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 263,955,000	$ 271,609,495,000		130,867,000	229,365,109,000
NON-CURRENT ASSETS [Abstract]
Total non-current assets		$ 0	$ 0		133,082,000	233,423,075,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,029	1,029	1,029
Foreign Currency [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	[3]	$ 319,182,000	$ 328,438,576,000		226,454,000	397,194,746,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[3]	1,029	1,029	1,029
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 82,426,000	$ 84,816,354,000		$ 51,045,000	$ 89,531,762,000
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	1,029	1,029	1,029

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year
[3]	Includes public and private debt bonds Dólar Linked for Ps. 187,163,063.